General information	12 Months Ended
Dec. 31, 2022
Disclosure Of General Information About Financial Statements [Abstract]
General information
1. General information
RELIEF THERAPEUTICS Holding SA (“Relief”, the “Company” or the “Group”) is a Swiss stock corporation domiciled at 15 Avenue de Sécheron, 1202 Geneva, Switzerland. The Company’s shares are listed on the SIX Swiss Exchange (ticker: RLF) and quoted in the U.S. on OTCQB (tickers: RLFTF, RLFTY).
The Group focuses on identification, development and commercialization of novel, patent protected products intended for the treatment of metabolic, dermatological and pulmonary rare diseases with a portfolio of clinical and marketed products that serve unmet patient needs. On June 28, 2021, the Group acquired APR Applied Pharma Research SA (“APR”), a privately held Swiss pharmaceutical company specialized in formulating, developing, and commercializing known molecules designed with proprietary drug delivery systems for niche and specialty diseases. The acquisition transformed Relief into a fully integrated commercial-stage biopharmaceutical group. The acquisition further diversified Relief’s pipeline and portfolio with both commercial products and clinical-stage programs, provided a commercial infrastructure in Europe and strengthened internal research and development (“R&D”) capabilities. On July 27, 2021, the Group acquired AdVita Lifescience GmbH (“AdVita”). The acquisition strengthened the Group’s expertise and intellectual property rights around the inhaled formulation and delivery of aviptadil.
These consolidated financial statements were approved for publication by the Board of Directors on April 13, 2023.